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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------
Check here if Amendment [  ]; Amendment Number:  ____

  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AW Asset Management, LLC
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Address: 535 Madison Avenue, 26th Floor
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         New York, NY 10022
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13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Arthur Wrubel
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Title: President & Chief Executive Officer
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Phone: 212-421-7002
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Signature, Place, and Date of Signing:

     /s/ Arthur Wrubel             New York, NY          February 12, 2004
-------------------------------   -------------   ------------------------------
          [Signature]             [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number          Name

         28-
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                             --------

Form 13F Information Table Entry Total:            33
                                             --------

Form 13F Information Table Value Total:      $158,545
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                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                          NONE

                                        2
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                            13F INFORMATION TABLE
                              DECEMBER 31, 2003

            COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7            COLUMN 8
            --------             --------   --------  --------      --------         --------     --------            --------
                                                                                                              VOTING
                                 TITLE OF             VALUE   SHARES OR  SH/ PUT/   INVESTMENT     OTHER     AUTHORITY
         NAME OF ISSUER           CLASS     CUSIP     (000)    PRN AMT   PRN CALL   DISCRETION    MANAGERS     SOLE    SHARED  NONE
         --------------           -----     -----     -----    -------   --- ----   ----------    --------     ----    ------  ----
 1 ALEXANDER'S INC.               COMMON   014752109  $ 9,761     78,300  SH      SHARED-DEFINED    NONE       78,300
 2 ANTHRACITE CAPITAL INC.        COMMON   037023108      166     15,000  SH      SHARED-DEFINED    NONE       15,000
 3 CATELLUS DEVELOPMENT CORP      COMMON   149113102    1,037     43,000  SH      SHARED-DEFINED    NONE       43,000
 4 CAVCO INDUSTRIES INC.          COMMON   149568107    6,933    288,887  SH      SHARED-DEFINED    NONE      288,887
 5 CORRECTIONS CORP OF AMERICA    COMMON   22025Y407   20,775    720,600  SH      SHARED-DEFINED    NONE      720,600
 6 DIXIE GROUP INC.               COMMON   255519100    7,798  1,015,326  SH      SHARED-DEFINED    NONE    1,015,326
 7 FAIRMONT HOTELS & RESORTS      COMMON   305204109    3,876    142,800  SH      SHARED-DEFINED    NONE      142,800
 8 FOUR SEASONS HOTELS INC        COMMON   35100E104    2,619     51,200  SH      SHARED-DEFINED    NONE       51,200
 9 HIGHLAND HOSPITALITY CORP      COMMON   430141101      436     40,000  SH      SHARED-DEFINED    NONE       40,000
10 HOSPITALITY PROPERTIES TRUST   COMMON   44106M102    2,287     55,400  SH      SHARED-DEFINED    NONE       55,400
11 HRPT PROPERTIES TRUST          COMMON   40426W101    5,675    562,400  SH      SHARED-DEFINED    NONE      562,400
12 HUDSON HIGHLAND GROUP INC.     COMMON   443792106    1,241     52,352  SH      SHARED-DEFINED    NONE       52,352
13 INTERSTATE HOTELS & RESORTS    COMMON   46088S106    9,364  1,750,310  SH      SHARED-DEFINED    NONE    1,750,310
14 INTRAWEST CORPORATION          COMMON   460915200   19,026  1,029,000  SH      SHARED-DEFINED    NONE    1,029,000
15 ISTAR FINANCIAL INC            COMMON   45031U101   11,075    284,702  SH      SHARED-DEFINED    NONE      284,702
16 LA QUNITA CORP-PAIRED          COMMON   50419U202    1,603    250,100  SH      SHARED-DEFINED    NONE      250,100
17 LEVITT CORP-CL A               COMMON   52742P108    1,232     61,900  SH      SHARED-DEFINED    NONE       61,900
18 LTC PROPERTIES INC.           PREFERRED 502175201    2,631    104,100  SH      SHARED-DEFINED    NONE      104,100
19 LTC PROPERTIES INC.           PREFERRED 502175300    2,039     80,100  SH      SHARED-DEFINED    NONE       80,100
20 LUMINENT MORTGAGE CAPITAL INC. COMMON   550278303    1,410    100,000  SH      SHARED-DEFINED    NONE      100,000
21 MERISTAR HOSPITALITY CORP      COMMON   58984Y103      349     53,600  SH      SHARED-DEFINED    NONE       53,600
22 MFA MORTGAGE INVESTMENTS INC   COMMON   55272X102    4,393    450,570  SH      SHARED-DEFINED    NONE      450,570
23 ONE LIBERTY PROPERTIES INC     COMMON   682406103    4,128    206,900  SH      SHARED-DEFINED    NONE      206,900
24 PATHMARK STORES INC            COMMON   70322A101    1,353    178,006  SH      SHARED-DEFINED    NONE      178,006
25 POST PROPERTIES INC            COMMON   737464107    5,732    205,300  SH      SHARED-DEFINED    NONE      205,300
26 PRICE LEGACY CORPORATION       COMMON   74144P106      583    153,000  SH      SHARED-DEFINED    NONE      153,000
27 REDWOOD TRUST INC              COMMON   758075402    7,200    141,600  SH      SHARED-DEFINED    NONE      141,600
28 ROUSE CO/THE                   COMMON   779273101    1,213     25,800  SH      SHARED-DEFINED    NONE       25,800
29 SIMON PROPERTY GROUP INC       COMMON   828806109    2,317     50,000  SH      SHARED-DEFINED    NONE       50,000
30 SUNTERRA CORP                  COMMON   86787D208    3,443    310,150  SH      SHARED-DEFINED    NONE      310,150
31 TAUBMAN CENTERS INC            COMMON   876664103    7,189    349,000  SH      SHARED-DEFINED    NONE      349,000
32 THE ST JOE COMPANY             COMMON   790148100    8,170    219,100  SH      SHARED-DEFINED    NONE      219,100
33 TOLL BROTHERS INC              COMMON   889478103    1,491     37,500  SH      SHARED-DEFINED    NONE       37,500
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